GENERAL (Details Narrative) € in Thousands, $ in Thousands	Aug. 04, 2017 USD ($)	Aug. 04, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 EUR (€)	Jul. 14, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)
Cash			$ 2,940					$ 416	$ 533	$ 1,888	$ 161		$ 298
Working capital deficit								9,669
Stockholders' deficit			6,481					(2,224)	$ (8,320)	(3,486)	$ (2,694)	$ (447)	$ 310
Accumulated deficit			$ (42,398)					$ (46,493)		$ (44,692)
FUTURIS PAPIA S.r.L. [Member]
Effective date of acqusition			Jul. 15, 2017
Ownership interest acquired			100.00%				100.00%
Purchase price of acquisition			$ 2,673
Balance of loans to be paid by buyer			1,462
Brokerage fee payable by seller			113
Amount to be held in escrow			$ 113
FUTURIS PAPIA S.r.L. [Member] | Euro [Member]
Purchase price of acquisition | €							€ 2,358
Balance of loans to be paid by buyer | €							1,290
Brokerage fee payable by seller | €							100
Amount to be held in escrow | €							€ 100
ENERGYECO S.r.L. [Member]
Effective date of acqusition			Sep. 27, 2015
Ownership interest acquired			100.00%				100.00%
Purchase price of acquisition			$ 2,490
Purchase price to be paid and held in escrow			179
Balance of loans to be paid by buyer			1,145
Brokerage fee payable by seller			68
Amount to be held in escrow			$ 113
ENERGYECO S.r.L. [Member] | Euro [Member]
Purchase price of acquisition | €							€ 2,200
Purchase price to be paid and held in escrow | €							150
Balance of loans to be paid by buyer | €							1,010
Brokerage fee payable by seller | €							60
Amount to be held in escrow | €							€ 100
Subsequent Event [Member] | Euro [Member]
Facility fee per month per facility | €						€ 10
Penalty payment due to each SPV | €						€ 85
Subsequent Event [Member] | FUTURIS PAPIA S.r.L. [Member]
Default penalty payable to seller				$ 713
Guarantee additional payment by seller to related party				475
Advance payment amount payable to seller				$ 1,427
Advance payment made to seller	$ 1,427
Subsequent Event [Member] | FUTURIS PAPIA S.r.L. [Member] | Euro [Member]
Default penalty payable to seller | €					€ 600
Guarantee additional payment by seller to related party | €					400
Advance payment amount payable to seller | €					€ 1,200
Advance payment made to seller | €		€ 1,200